FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities are classified within Level 1 or Level 2 because they are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in ARS and liabilities with respect to contingent consideration are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate debentures	$-	$31,510	$-	$31,510
ARS	-	-	1,313	1,313

Government sponsored enterprises	-	30,155	-	30,155
Money markets funds	23,075	-	-	23,075
Foreign currency derivatives	-	1,100	-	1,100

Total	$23,075	$62,765	$1,313	$87,153

Liabilities:
Contingent consideration	$-	$-	$2,535	$2,535

Total	$-	$-	$2,535	$2,535

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total

Corporate debentures	$-	$10,825	$-	$10,825
ARS	-	-	6,417	6,417
Government debentures	6,115	-	-	6,115
Government sponsored enterprises	-	123,622	-	123,622
Money markets funds	5,541	-	-	5,541
Foreign currency derivatives	-	162	-	162

Total	$11,656	$134,609	$6,417	$152,682

Liabilities:
Contingent consideration	$-	$-	$11,365	$11,365

Total	$-	$-	$11,365	$11,365

Consistent with the Company's investment policy guidelines, the ARS investments held by the Company all had AAA/Aaa credit ratings at the time of purchase. With the liquidity issues experienced in global credit and capital markets, the ARS held by the Company at December 31, 2010 have experienced multiple failed auctions as the amount of securities submitted for sale has exceeded the amount of purchase orders.

The estimated fair value of the Company's ARS holdings in collateralized debt obligations and a particular ARS investment as of December 31, 2011 and 2010 were $ 10, for both years, which reflects cumulative impairment of $ 2,740 below their cost. Based on respective valuation models and an analysis of other-than-temporary cumulative impairment factors, the Company recorded an impairment charge of $ 0 for the year ended December 31, 2011 and $ 119 for the year ended December 31, 2010, reflecting the portion of ARS holdings that the Company concluded have other-than-temporary decline in value (for legal claims regarding investments in ARS, see also Note 15c).

The table below presents the changes in Level 3 investments measured on a recurring basis:

	2011	2010

Balance at the beginning of the year	$6,417	$8,905
Transfer into Level 3	-	-
Redemption at par value	-	(1,900)
Changes in realized and unrealized gains and losses included in earnings	246	265
Credit loss on securities for which other-than-temporary impairment was not previously recognized	-	(119)
Sales (*)	(5,350)	(771)
Changes in unrealized losses included in Other comprehensive income	-	37

Balance at the end of the year	$1,313	$6,417

(*)	During 2011, the Company sold ARS with par value of $ 5,350 for a total consideration of $ 5,350, which reflects a gain of $ 42 over the carrying amount. During 2010, the Company sold ARS with par value of $ 5,300 for a total consideration of $ 771, which reflects a gain of $ 265 over the carrying amount.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis:

	2011	2010

Fair value at the beginning of the year	$11,365	$7,331
Acquisition date fair value of contingent consideration related to acquisition	-	2,409
Changes in the fair value of contingent consideration, net	(8,830)	1,625

Fair value at the end of the year	$2,535	$11,365

The Company's valuations for Primaeva's contingent consideration were determined based upon the probability of reaching certain net revenue milestones over a three-year period ending December 31, 2012 with a range of possible outcomes from $ 0  to $ 23,000. The fair value of the outcome was calculated based on reaching certain net revenue milestones which was then discounted to present value at a rate of 18% using a term-appropriate risk-free rate plus a spread commensurate to the Company's credit rating as of the valuation date. As of December 31, 2011 and 2010, the contingent consideration fair value was $ 0  and $ 8,956, respectively. Based on the actual revenues in 2011 and management's most recent analysis, forecasts and estimates, the probability that the Company will be required to pay to Primaeva's former shareholders any contingent consideration is remote. The Company recorded in 2011 a gain in the amount of $ 8,956 and in 2010 a loss in the amount of $ 1,625 in the Company's statements of operations under "other expenses (income), net".

The Company's valuations for SBI's contingent consideration were determined based upon the probability of reaching certain net revenue milestones over a twelve-month period ending May 31, 2013 with a maximum outcome of $ 15,750. The fair value of the outcome was calculated based on reaching certain net revenue milestones which was then discounted to present value at a rate of Libor + 3.5%. As of December 31, 2011 and 2010, the contingent consideration fair value was $ 2,535 and $ 2,409, respectively. The Company recorded in 2011 and 2010 a loss in the amount of $ 126 and $ 0, respectively, in the Company's statements of operations under "other expenses (income), net".

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2011 and 2010 consisted of intangible assets and investment in affiliated companies. As of December 31, 2011 and 2010, certain intangible assets were written down to their estimated fair values of $ 530 and $ 805, resulting in an impairment charge of $ 123 and $ 1,319, respectively which were included in other expenses (income), net in the Statement of Operations. The fair value for such assets were calculated by a third party appraisal using the discounted cash flow which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature. See also Note 16 and Note 7.

During 2011, an investment in affiliated company with a carrying amount of $ 9,387 was written down to its estimated fair values of $ 0, resulting in an impairment charge of $ 9,387. During 2010, an investment in another affiliated company with a carrying amount of $ 1,050 was written down to its estimated fair value of $ 200, resulting in an impairment charge of $ 850. Impairment charges were recorded in the Company's statements of Operations under "other expenses (income), net".